Employee benefits Employee benefits - Deferred Compensation Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Cymer compensation plan deferral period	3 years
Cymer compensation plan expenses		€ 0	€ 0
Deferred compensation plan liability	€ 56,600,000	46,800,000
Compensation plan assets	€ 55,100,000	€ 43,100,000